Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Select Value Fund))	0 Months Ended
	Sep. 01, 2012
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Operating Expenses	1.33%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.33%
Class B
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.68%
Total Annual Operating Expenses	2.42%
Fee Waiver and/or Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.21%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.40%
Total Annual Operating Expenses	2.14%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.14%
Class N
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.32%
Total Annual Operating Expenses	1.56%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.56%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These fee limitations may not be amended or withdrawn until one year from the date of this prospectus.